TAPPALPHA SPY GROWTH & DAILY INCOME ETF
Schedule of Investments
September 30, 2025 (unaudited)
		Shares	Value
99.45%	EXCHANGE TRADED FUNDS
99.45%	LARGE CAP
	SPDR S&P 500 ETF Trust	153,687	$102,383,205

99.45%	TOTAL EXCHANGE TRADED FUNDS		102,383,205
	(Cost: $95,799,996)

0.06%	MONEY MARKET FUND
	First American Government Obligations Fund 0.000%(A)	60,322	60,322
	(Cost: $60,322)

99.51%	TOTAL INVESTMENTS		102,443,527
	(Cost: $95,860,318)
0.49%	Other assets, net of liabilities		502,637
100.00%	NET ASSETS		$102,946,164

	(A)Effective 7 day yield as of September 30,2025

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:
	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
EXCHANGE TRADED FUNDS	$102,383,205	$-	$-	$102,383,205
MONEY MARKET FUND	60,322	-	-	60,322
TOTAL INVESTMENTS	$102,443,527	$-	$-	$102,443,527

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $102,443,527, and the related net unrealized appreciation (depreciation) consists of:

			Gross unrealized appreciation	$6,583,209
			Gross unrealized depreciation	-
			Net unrealized appreciation	$6,583,209